Pro Forma Combined Balance Sheets (Unaudited) (Parenthetical) - M & A Holding Corp. [Member]	Sep. 30, 2015 $ / shares shares
Common Stock, Par Value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	500,000,000
Common Stock, Shares Issued	150,525,000
Common Stock, Shares Outstanding	150,525,000